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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act File Number:  811-2606
                                   ------------------------------------------

    AIM Money Market Funds, Inc. (Formerly: INVESCO Money Market Funds, Inc.)
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             11 Greenway Plaza, Suite 100   Houston, Texas 77046
    -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

      Robert H. Graham    11 Greenway Plaza, Suite 100 Houston, Texas 77046
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919
                                                   --------------------------
Date of fiscal year end:  5/31/03
                         ---------------

Date of reporting period: 5/31/03
                         ---------------

Explanatory Note

The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on July 31, 2003: to provide the Certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and to comply with the applicable exhibit requirements of Form N-CSR. This Form N-CSR/A also amends the previous filing disclosure for Item 2 "Code of Ethics", and updates Item 9 "Controls and Procedures" as required. Other than the aforementioned revisions this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.


ITEM 1. REPORT TO SHAREHOLDERS

MAY 31, 2003

ANNUAL REPORT



INVESCO MONEY MARKET FUNDS, INC.

CASH RESERVES FUND

TAX-FREE MONEY FUND

U.S. GOVERNMENT MONEY FUND



"IN JUNE, THE FED LOWERED THE FEDERAL FUNDS TARGET RATE 25 BASIS POINTS TO A 53-YEAR LOW OF 1%."

SEE PAGE 5



[INVESCO ICON]  INVESCO(R)

FELLOW SHAREHOLDER:

[PHOTOGRAPH OF RAYMOND R. CUNNINGHAM OMITTED]

A HAVEN AND SMART CASH MANAGEMENT TOOL IN ONE

The recent period of market volatility has provided challenges for every investor. Yet it is this kind of environment that underscores the value of investing at least a portion of your portfolio in money market funds, which provide both a short-term savings vehicle and a haven against market volatility.

I'd like to reiterate our approach to money market management by providing some insight into our different investment alternatives.

   o CASH RESERVES FUND provides competitive current yields from a diversified portfolio of short-term obligations, as well as convenient access to your money through free check writing. (Checks subject to a minimum amount of $500.)

   o TAX-FREE MONEY FUND helps you shelter earnings from federal taxes by investing in the debt obligations of states and municipalities. (Income may be subject to state and local taxes, as well as the federal Alternative Minimum Tax.)

   o U.S. GOVERNMENT MONEY FUND is designed for investors who are primarily concerned with safeguarding their principal, and invests in securities backed by the federal government and its agencies. This fund offers the highest credit quality of all INVESCO money market alternatives.

   o TREASURER'S MONEY MARKET RESERVE FUND and TREASURER'S TAX-EXEMPT RESERVE FUND provide potentially low-cost, higher-yield money market options for institutions and individuals with more than $100,000 to invest ($1 million as of July 1, 2003, for new investors). The expense ratio of the two Treasurer's Funds is fixed at 0.25%, which is extremely competitive. (Treasurer's Tax-Exempt Reserve Fund income may be subject to state and local taxes, as well as the federal Alternative Minimum Tax.)

Remember, money market funds are not insured or guaranteed by the federal government, Federal Deposit Insurance Corporation or any other government agency. And while the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Nonetheless, we believe these funds provide investors with a low-risk and increasingly convenient cash management tool that offers both flexibility and protection against market volatility.

Sincerely,

/s/Ray Cunningham

Ray Cunningham
President and CEO, INVESCO Funds Group, Inc.

"WHILE THE ECONOMY IS BEING STIMULATED ON MANY FRONT, IT REMAINS UP TO THE CORPORATE SECTOR TO START SPENDING AND HIRING BEFORE A SOLID ECONOMIC RECOVERY CAN OCCUR."

- SEE PAGE 5


TABLE OF CONTENTS

LETTER FROM THE PRESIDENT & CEO........... 1
MARKET HEADLINES.......................... 3
AN INTERVIEW WITH LYMAN MISSIMER.......... 4
INVESTMENT HOLDINGS....................... 6
FINANCIAL STATEMENTS......................14
NOTES TO FINANCIAL STATEMENTS.............21
FINANCIAL HIGHLIGHTS......................25
OTHER INFORMATION.........................31


FOR THE LATEST YIELD INFORMATION, CALL US AT 1-800-525-8085 OR VISIT OUR WEB SITE AT INVESCOFUNDS.COM.

INVESCO MUTUAL FUNDS PROXY VOTING POLICY

The Boards of Directors of the INVESCO Mutual Funds have expressly delegated to INVESCO Funds Group, Inc. ("INVESCO") the responsibility to vote proxies related to the securities held in the funds' portfolios. Under this authority, INVESCO is required by the Boards of Directors to act solely in the interests of shareholders of the funds. Other INVESCO clients who have delegated proxy voting authority to INVESCO similarly require that proxy votes be cast in the best interests of the clients.

On behalf of the funds and its other clients, INVESCO acquires and holds a company's securities in the portfolios it manages in the expectation that they will be a good investment and appreciate in value. As such, INVESCO votes proxies with a focus on the investment implications of each matter upon which a vote is solicited.

A copy of the description of the funds' proxy voting policy and procedures, as administered by INVESCO, is available without charge by calling 1-800-525-8085. It is also available on the Web site of the Securities and Exchange Commission, at www.sec.gov, and on the funds' Web site, invescofunds.com.

MARKET HEADLINES

"...INVESTORS FLOCKED TO INVESTMENTS WITH DEFENSIVE REPUTATIONS."

MARKET OVERVIEW:

JUNE 2002 THROUGH MAY 2003

After two years of declines in the stock market, investors had hoped to see an improvement through 2002 and into 2003. Instead, the market continued downward, with the major stock indexes registering losses for the 12-month period ended May 31, 2003.

There were a number of factors responsible for the year's decline. First, a series of corporate accounting scandals dominated the news well into summer 2002, tainting investors' perceptions of the market. Talk of Enron's collapse lingered -- and new scandals surrounding companies such as WorldCom Inc, Tyco International Ltd, and HealthSouth Corp followed. Furthermore, geopolitical uncertainty persisted throughout the year to varying degrees as threats of terrorist attacks, a nuclear standoff between India and Pakistan, speculation regarding the U.S.'s intentions toward Iraq, and North Korea's refusal to obey a 1994 arms agreement all clouded the landscape. In addition, oil prices surged, as inventories were pressured by strikes in Venezuela, violence in Nigeria, and concerns over a potential war with Iraq.

In addition, a generally weak economy and disappointing corporate earnings were ongoing stories. Although a few rallies were ignited by hopes that a recovery might be forthcoming -- most notably, a two-month surge that began on October 10, 2002, a week-long rally during the first days of January 2003, and a mini-rebound in mid-March on the heels of the long-awaited start to the war in Iraq -- they could not be sustained in such an uncertain environment.

Meanwhile, investors flocked to investments with defensive reputations. Fixed-income securities advanced, benefiting from the flight-to-quality trend as well as the Federal Reserve's decision to leave interest rates unchanged until November, when a surprisingly steep 50-basis-point cut was implemented. Gold stocks and real estate investment trusts were other top performers. Conversely, high-growth sectors, including technology and telecommunications, declined.

As the fiscal period came to a close, investors seemed to be growing increasingly optimistic. For one, quick success by the American-led coalition in the liberation of Iraq muted one source of uncertainty. Additionally, investors were encouraged by the economic rebound in the weeks following the war, during which consumer confidence and manufacturing activity improved.

To be sure, risks remained. However, the end of the fiscal year saw investors focusing on the positive rather than worrying about potential negatives. For example, the dollar's slide versus the euro could have stirred concerns that foreign investors might sell dollar-denominated assets. Instead, investors pointed to the potentially stimulative effects that the weak dollar might have on exports and manufacturing. Investors' newfound optimism was also reflected in the market's technical profile at period-end, which saw trading volume spike higher during rallies, while dropping as stocks slid, reflecting an overall desire on the part of investors to buy stocks.

While we don't believe equity markets are necessarily out of the woods yet, the economic progress made since the resolution of the war has made the outlook for equities at the end of May 2003 brighter than it was this time last year. For this recovery to find its legs, investors and consumers will likely need to see a sustained upturn in the employment market before the bear market is officially pronounced dead.

QUESTIONS & ANSWERS

AN INTERVIEW WITH FUND MANAGER LYMAN MISSIMER

[PHOTOGRAPH OF LYMAN MISSIMER OMITTED]

LYMAN MISSIMER, CFA
TEAM LEADER

VICE PRESIDENT LYMAN MISSIMER III LEADS A TEAM OF MANAGERS FOR THE FUND. HE JOINED AIM CAPITAL MANAGEMENT, INC, WHICH IS THE SUB-ADVISOR FOR INVESCO'S MONEY MARKET PORTFOLIOS, IN 1995 AND HAS MORE THAN 20 YEARS OF INVESTING EXPERIENCE. LYMAN EARNED HIS BACHELOR'S DEGREE FROM DARTMOUTH COLLEGE AND AN M.B.A. FROM THE UNIVERSITY OF CHICAGO GRADUATE SCHOOL OF BUSINESS. HE IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER AND A MEMBER OF THE ASSOCIATION OF INVESTMENT MANAGEMENT RESEARCH.

SPUTTERING RECOVERY MAY LEAD TO LOWER RATES

WHAT CONDITIONS AND EVENTS INFLUENCED MONEY MARKET PERFORMANCE DURING THE PAST YEAR?

LYMAN MISSIMER: The past year was a tumultuous one for the markets beginning with corporate scandals, volatile oil and stock market prices, turmoil in the Middle East, a war with Iraq, the SARS scare, continuing terrorist threats, and talk of deflation from the Federal Reserve.

The year started with the federal funds target already at an extremely stimulative 40-year low of 1.75%. But many market participants believed that the Fed would soon raise rates to bring the target up to a more neutral level. However, the economy, which had been fairly robust early in 2002, began to slow and the Fed changed the balance of risks to a better chance of a weakening economy in August. Expectations for lower rates were fueled further when two federal open market committee (FOMC) members dissented from the majority and voted to lower rates. Typically, the FOMC, which is the active arm of the Fed, presents a unified front to the public, so the dissension was an unusual occurrence.

As it appeared that fourth quarter growth would slow considerably and geopolitical uncertainties were starting to increase, the Fed decided to lower rates by 50 basis points in November 2002. This was the twelfth rate decrease since January of 2001 and brought the federal funds target rate to 1.25%, the lowest level since the 1950s.

As the New Year began, the markets focused on Iraq and whether Saddam Hussein would allow full and complete searches for weapons of mass destruction by the U.N. weapons inspection team. Oil prices surged as instability in Venezuela and uncertainty in Iraq had investors considering the potential for a large drop in oil supplies. This led to further concerns over the health of the U.S. economy.

March was a historic month as the U.S.-led coalition invaded Iraq to remove the ruthless dictator and his alleged weapons of mass destruction. Once the war began and it became apparent that the U.S. and its allies would be successful, the markets looked for a post-war bounce from the stock market and the economy. Meanwhile, Fed Chairman Alan Greenspan announced to Congress in May that the risks for disinflation were now greater than the risks for inflation. As a result, the fixed-income markets assumed that there would be no pre-emptive tightening in the near future, and the Treasury yield curve flattened, as 10-year yields dropped to 40-year lows of about 3.30%.

"DURING THE PERIOD, THE CORPORATE CREDIT SITUATION CONTINUED TO BE SHAKY, AND WE EMPHASIZED MAINTAINING HIGH CREDIT QUALITY ACROSS ALL PORTFOLIOS."

Market participants are still debating whether the economy will show a post-war bounce, whether the Federal Reserve will continue to lower short-term rates, or whether they will have to resort to unconventional measures, such as buying longer-term securities to help stimulate the economy.

WHAT IS YOUR CURRENT STRATEGY AND HOW HAVE SPECIFIC DECISIONS INFLUENCED THE PORTFOLIOS' PERFORMANCE?

LYMAN MISSIMER: At the beginning of the period, the markets were expecting that the next move from the Fed would be to increase short-term rates. In response, we had shortened the funds' weighted average maturities (WAMs) to the 30-day range. As the year progressed, however, it became apparent that the economy was starting to struggle, and the yield curve flattened out. As that transition unfolded, we extended the portfolios to lock in the higher yields.

The Fed reduced rates in November to 1.25%. From that time, our goal was to maintain the portfolios' WAMs in the 40- to 50-day range. Since cash flows generally remained volatile, we maintained this barbell strategy, with overnight cash positions held at high levels to provide liquidity. During the period, the corporate credit situation continued to be shaky, and we emphasized maintaining high credit quality across all portfolios. As high-quality credits grew increasingly rare and as spreads narrowed, we utilized more government-sponsored agencies across the portfolios to extend out along the yield curve.

WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2003?

LYMAN MISSIMER: As the second quarter came to a close, the U.S. economy continued to struggle. Second quarter gross domestic product growth was expected to be in the 1% to 2% range. Most analysts now expect growth to increase to the 3% to 4% range during the second half of 2003, but many uncertainties remain.

Low interest rates continue to stimulate the consumer and housing sectors, and it appears that the corporate scandals are largely behind us. All major stock markets have risen significantly since the end of the war. Hope is that the SARS situation has been contained and that diplomacy will continue to progress positively in the Middle East. This will help keep energy prices from rising. The recently passed tax cut should further stimulate demand, and a declining dollar should help increase U.S. exports and help push the U.S. manufacturing sector out of a recession-like environment.

Although the Fed has discussed the potential for deflation, Chairman Greenspan still maintains that it is a remote possibility. While the economy is being stimulated on many fronts, it remains up to the corporate sector to start spending and hiring before a solid economic recovery can occur.

HOW ARE YOU CURRENTLY POSITIONING THE PORTFOLIOS?

LYMAN MISSIMER: In June, the Fed lowered the federal funds target rate 25 basis points to a 53-year low of 1%. The Fed's statement afterward was very similar to its announcement after its May meeting, with risks to the economy being balanced and concerns about disinflation rather than inflation. There is hope that this will be the last short-term rate decrease in this cycle, but unless the economy picks up, there is a risk of further rate reductions. In response, we have extended the portfolios' WAMs into the 50- to 55-day range to lock in yields, and we are looking to buy yields above the 1% target rate. Assuming that the economy does start to look healthier, we expect the Fed may begin to raise rates back up to a more neutral level sometime in 2004.

INVESTMENT HOLDINGS

STATEMENT OF INVESTMENT SECURITIES
INVESCO MONEY MARKET FUNDS, INC.
MAY 31, 2003

                                                        EFFECTIVE
                                                         INTEREST         PRINCIPAL
%      DESCRIPTION                                          RATE%            AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------
CASH RESERVES FUND
103.53 SHORT-TERM INVESTMENTS
26.90  US Government Agency Obligations
       Federal Home Loan Bank, Bonds
         4/21/2004                                           1.42  $     5,000,000       $    5,000,000
         5/11/2004                                           1.38       10,000,000           10,000,000
         6/4/2004                                            1.40        4,500,000            4,500,000
         6/7/2004                                            1.30       13,000,000           13,000,000
       Federal Home Loan Bank, 6/2/2003                      1.28      100,000,000           99,996,500
       Overseas Private Investment, Gtd Participation
         Certificates, F/VR, Series 497-2002-333-IG(a)
         6/15/2009                                           1.23       28,300,000           28,300,000
========================================================================================================
        TOTAL US GOVERNMENT AGENCY OBLIGATIONS
          (Amortized Cost $160,796,500)                                                     160,796,500
========================================================================================================
2.51   CORPORATE BONDS
2.51   ASSET-BACKED SECURITIES --
          MULTI-PURPOSE
       Beta Finance, Medium-Term Notes(b), 6/2/2003
         (Amortized Cost $15,000,400)                        1.61        15,000,000          15,000,400
========================================================================================================
42.59  COMMERCIAL PAPER
5.84   ASSET-BACKED SECURITIES --
          COMMERCIAL LOANS & LEASES
       Atlantis One Funding
         8/27/2003                                           1.27        30,000,000          29,909,268
         8/28/2003                                           1.23         5,000,000           4,985,205
========================================================================================================
                                                                                             34,894,473
4.18   ASSET-BACKED SECURITIES --
         CONSUMER RECEIVABLES
       New Center Asset Trust, Series 1, 6/26/2003           1.29        25,000,000          24,977,861
========================================================================================================
17.54  ASSET-BACKED SECURITIES --
          MULTI-PURPOSE
       Asset Securitization, 6/3/2003                        1.25        35,000,000          34,997,604
       Charta Corp, 7/7/2003                                 1.25        30,000,000          29,963,033
       Edison Asset Securitization LLC, 11/10/2003           1.21        20,000,000          19,892,843
       Mont Blanc Capital, 6/9/2003                          1.29        20,000,000          19,994,348
========================================================================================================
                                                                                            104,847,828
5.01   ASSET BACKED SECURITIES --
         TRADE RECEIVABLES
       Bills Securitisation Ltd, 6/10/2003                   1.29        20,000,000          19,993,625
       Eureka Securitization, 7/22/2003                      1.28        10,000,000           9,982,125
========================================================================================================
                                                                                             29,975,750
5.01   BANKS
       Wachovia Corp, 8/6/2003                               1.30        30,000,000          29,929,868
========================================================================================================

                                                        EFFECTIVE
                                                         INTEREST        PRINCIPAL
%      DESCRIPTION                                         RATE%          AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------
1.66   CONSUMER FINANCE
       General Electric Capital International
         Funding, Series A, 10/20/2003                       1.29  $     10,000,000      $    9,950,582
========================================================================================================
3.35   DIVERSIFIED FINANCIAL SERVICES
       Morgan Stanley Dean Witter & Co
         F/VR, 8/21/2003                                     1.46        20,000,000          20,000,000
========================================================================================================
         TOTAL COMMERCIAL PAPER
           (Amortized Cost $254,576,362)                                                    254,576,362
========================================================================================================
2.07   ASSET-BACKED NOTES
0.40   FULLY BACKED
       Capital One Auto Finance Trust, Notes
         Series 2002-B, Class A1, 9/15/2003                  1.76         2,411,784           2,411,784
========================================================================================================
1.67   RESIDENTIAL MORTGAGE LOANS
       Holmes Financing PLC, Notes, F/VR, Series 1
         Class A, 4/15/2004                                  1.27        10,000,000          10,000,000
========================================================================================================
         TOTAL ASSET-BACKED NOTES
           (Amortized Cost $12,411,784)                                                      12,411,784
========================================================================================================
5.02   CERTIFICATES OF DEPOSIT -- BANKS
       Credit Agricole Indosuez, 7/9/2003
        (Cost $30,000,000)                                   1.23        30,000,000          30,000,000
========================================================================================================
5.69   PROMISSORY NOTES -- DIVERSIFIED
          FINANCIAL SERVICES
       Goldman Sachs Group, F/VR(e)
         9/17/2003                                           1.51        14,000,000          14,000,000
         10/2/2003                                           1.58        20,000,000          20,000,000
========================================================================================================
        TOTAL PROMISSORY NOTES (Cost $34,000,000)                                            34,000,000
========================================================================================================
1.17   FUNDING AGREEMENTS --
          LIFE & HEALTH INSURANCE
       New York Life Insurance(e), 4/7/2004
         (Cost $7,000,000)                                   1.38         7,000,000           7,000,000
========================================================================================================
17.58  REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         5/30/2003 due 6/2/2003 at 1.260%, repurchased
         at $105,123,227 (Collateralized by: Fannie Mae,
         Bonds, due 3/24/2005 at 1.720%, value $48,459,333,
         Fannie Mae, Notes, due 5/14/2003 at 1.450%,
         value $47,996,332 and Federal Farm Credit Bank ,
         Bonds, due 10/1/2003 at 3.125%, value $11,342,076)
         (Cost $105,112,190)                                            105,112,190         105,112,190
========================================================================================================
103.53  TOTAL INVESTMENTS AT VALUE
         (AMORTIZED COST $618,897,236)(c)                                                   618,897,236
========================================================================================================
(3.53)  OTHER ASSETS LESS LIABILITIES                                                       (21,113,102)
========================================================================================================
100.00  NET ASSETS AT VALUE                                                              $  597,784,134
========================================================================================================

                                                        EFFECTIVE
                                                         INTEREST         PRINCIPAL
%      DESCRIPTION                                          RATE%            AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------
TAX-FREE MONEY FUND
101.23 SHORT-TERM INVESTMENTS
99.40  Municipal Notes(a)
4.88   ALABAMA
       Birmingham Med Clinic Brd, Alabama
         (LOC - AmSouth Bank), AR, Med Clinic Rev,
         UAHSF Series 1991, 12/1/2026                        1.35  $      1,300,000      $    1,300,000
========================================================================================================
5.86   FLORIDA
       Lee Cnty School Brd, Florida (FSA Insured), FR,
         Ctfs of Participation, Series 1993A, 8/1/2004       1.10           200,000             205,299
       Seminole Cnty Indl Dev Auth, Florida (Florida Living
         Nursing Ctr Proj) (LOC - Bank of America), VR,
         Hlth Facil Rev, Series 1991, 2/1/2011               1.39         1,200,000           1,200,000
       South Indian River Wtr Ctl Dist, Florida (Egret
         Landing - Phase I), FR, Sect 15 Impt Bds,
         Special Assmt, 11/1/2018                            1.05           150,000             156,988
========================================================================================================
                                                                                              1,562,287
2.44   GEORGIA
       Floyd Cnty Dev Auth, Georgia (Shorter College Proj)
         (LOC - SunTrust Bank), AR, Rev, Series 1998,
         6/1/2017                                            1.34           500,000             500,000
       Newnan Hosp Auth, Georgia (Newnan Hosp Proj)
         (MBIA Insured), FR, Rev Anticipation Ctfs,
         Series 2002, 1/1/2004                               1.29           150,000             151,051
========================================================================================================
                                                                                                651,051
9.70   ILLINOIS
       Hoffman Estates, Illinois (Hoffman Estates
         Econ Dev Proj Area) (AMBAC Insured), FR, Tax
         Increment Rev Ref, Series 1997, 11/15/2003          1.11           250,000             254,426
       Illinois Dev Fin Auth (6 West Hubbard Street Proj)
         (LOC - LaSalle Natl Bank), F/FR, IDR,
         Series 1986, 12/1/2016                              1.25           765,000             765,000
       Illinois Hlth Facils Auth (Blessing Hosp) (FSA
         Insured), VRD, Rev, Series 1999B, 11/15/2029        1.20           200,000             200,000
       Peoria, Illinois (Easter Seal Ctr Proj)
         (LOC - Bank One), AR, Hlth Care Facil Rev,
         Series 1997, 5/1/2007                               1.30         1,050,000           1,050,000
       Schillar Park School Dist #81, Illinois (Cook Cnty)
         (FSA Insured), FR, School Ref, Series 2002A,
         12/1/2003                                           1.63           115,000             115,210
       School Dist #U-46, Illinois (Kane, Cook & DuPage
         Cntys) (AMBAC Insured), FR, Gen Oblig
         School Bds, Series 2003A, 1/1/2004                  1.10           200,000             201,038
========================================================================================================
                                                                                              2,585,674
2.63   INDIANA
       Newton Cnty, Indiana (Intec Group Proj)
         (LOC - LaSalle Natl Bank), A/FR, Econ Dev Rev,
         Series 1994, 9/1/2010                               1.29           500,000             500,000
       Purdue Univ Trustees, Indiana, FR, Purdue Univ
         Student Fee, Rev, Series R, 7/1/2003                1.67           200,000             200,379
========================================================================================================
                                                                                                700,379

                                                         EFFECTIVE
                                                         INTEREST       PRINCIPAL
%      DESCRIPTION                                         RATE%         AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------

3.75   IOWA
       Iowa Fin Auth (YMCA Proj) (LOC - Wells Fargo & Co),
         VR, Econ Dev Rev, Series 2000, 6/1/2010             1.30  $      1,000,000      $    1,000,000
========================================================================================================
1.13   KANSAS
       Unified Govt of Wyandotte Cnty/Kansas City, Kansas
         (MBIA Insured), FR, Gen Oblig Impt,
         Series 2002-A, 8/1/2003                             1.50           300,000             300,247
========================================================================================================
0.94   KENTUCKY
       Kentucky Asset/Liability Commn, FR,
         Gen Fund, TRAN, 2002 Series A, 6/26/2003            1.67           250,000             250,184
========================================================================================================
6.69   MARYLAND
       Frederick Cnty, Maryland (Buckingham's
         Choice Facil) (LOC - Branch Banking & Trust),
         EXTRAS, Retirement Cmnty Rev, Series 1997 C,
         1/1/2027                                            1.25         1,500,000           1,500,000
       Mayor & City Council of Baltimore, Maryland
         (FGIC Insured), FR, Tax-Exempt
         Gen Oblig Cons Pub Impt, Series A, 10/15/2003       1.08           275,000             281,442
========================================================================================================
                                                                                              1,781,442
1.92   MICHIGAN
       Lowell, Michigan (Kent Cnty) (MBIA Insured), FR,
         Elec Supply System Rev, Series 2002, 8/1/2003       1.50           130,000             130,322
       Muskegon, Michigan (Muskegon Cnty), FR, Michigan
         Transn Fund Ref, Series 2002, 6/1/2003              1.40           150,000             150,000
       Ottawa Cnty, Michigan (Holland Area Sewage
        Disp System), FR, Gen Oblig, Ottawa Cnty 2001
         Ref, 6/1/2004                                       1.10           225,000             230,230
========================================================================================================
                                                                                                510,552
1.13  MONTANA
      Havre, Montana (Safeway Inc Proj)
        (LOC - Duetsche Bank), VR, IDR, Ref,
        Series 1991, 6/1/2006                                1.30           300,000             300,000
========================================================================================================
0.75  NEVADA
      Clark Cnty School Dist, Nevada (FGIC Insured), FR,
        Gen Oblig Bldg, Series July 1, 1999A, 6/15/2003      1.37           200,000             200,276
========================================================================================================
1.50  NEW JERSEY
      Gloucester Cnty, New Jersey (FGIC Insured), FR,
        Gen Oblig, Series 2001, 7/1/2003                     1.45           400,000             400,991
========================================================================================================
4.20  NEW MEXICO
      New Mexico Hosp Equip Ln Council
        (Dialysis Clinic Proj) (LOC - SunTrust Bank),
        AR, Rev, Series 2000, 7/1/2025                       1.34         1,120,000           1,120,000
========================================================================================================
0.57  NEW YORK
      Westchester Cnty, New York, FR, Gen Oblig,
        Series 1991B, 9/15/2003                              1.00           150,000             152,042
========================================================================================================

                                                          EFFECTIVE
                                                          INTEREST       PRINCIPAL
%      DESCRIPTION                                          RATE%         AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------

8.65   NORTH CAROLINA
       Carolinas HlthCare System (North Carolina)
         (Charlotte-Mecklenberg Hosp Auth), FR, Hlth
         Care Rev, Series 2003A, 1/15/2004                   1.15  $        150,000      $      150,786
       Carteret Cnty Indl Facils & Pollution Ctl Fing Auth,
         North Carolina (Texasgulf Proj)
         (LOC - BNP-Paribas), VR, PCR,
         Series 1985, 10/1/2005                              1.33         2,000,000           2,000,000
       North Carolina Eastern Muni Pwr Agency
         (MBIA Insured), FR, Pwr System Rev,
         Series 1996A, 1/1/2004                              1.65           150,000             153,336
========================================================================================================
                                                                                              2,304,122
0.02   OHIO
       Univ of Toledo, Ohio (State Univ of Ohio)
         (FGIC Insured), VR, Gen Rcpts, Rev, Series 2002,
         6/1/2032                                            1.25             5,000               5,000
========================================================================================================
2.00   OREGON
       Cent Lincoln People's Util Dist, Oregon
         (AMBAC Insured) , FR, Elec System Rev Ref,
         Series 2002, 12/1/2003                              1.50           330,000             330,818
       Emerald People's Util Dist, Oregon (Lane Cnty)
         (FSA Insured), FR, Elec System Ref Rev,
         2003 Series A, 11/1/2003                            1.10           200,000             200,744
========================================================================================================
                                                                                                531,562
3.21   PENNSYLVANIA
       Canon-McMillan School Dist, Pennsylvania
         (Washington Cnty) (FSA Insured), FR, Gen
         Oblig, Series C of 2002, 9/1/2003                   1.55           250,000             250,279
       Pennsylvania (AMBAC Insured),
         FR, Gen Oblig, Ref, Series of 1997, 9/15/2003       1.15           200,000             202,295
       Pennsylvania Infrastructure Invt Auth (Pennvest Ln
         Pool Proj), A/FR, Series 1991A
          9/1/2009                                           1.75           200,000             206,043
          9/1/2010                                           1.65           190,000             195,790
========================================================================================================
                                                                                                854,407
0.94   SOUTH CAROLINA
       Anderson Cnty, South Carolina (Belton Inds Proj)
         (LOC - Bank of America), AR, Indl Rev,
         Series 1991A, 7/1/2004                              1.35           100,000             100,000
       Rock Hill, South Carolina (FSA Insured), FR,
         Combined Util System Rev Impt, Ref,
         Series 2003A, 1/1/2004                              1.30           150,000             150,609
========================================================================================================
                                                                                                250,609
0.53   SOUTH DAKOTA
       South Dakota Brd of Regts (MBIA Insured), FR,
         Univ of South Dakota Hsg & Auxiliary Facils Rev,
         Series 2003, 4/1/2004                               1.18           140,000             140,941
========================================================================================================

                                                         EFFECTIVE
                                                         INTEREST      PRINCIPAL
%      DESCRIPTION                                         RATE%         AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------

23.07  TENNESSEE
       Hamilton Cnty Indl Dev Brd, Tennessee
         (LOC - Mellon Bank), AR, IDR, Ref,
           (Trade Ctr Hotel Assoc #1 Ltd
             Partnership Proj), Series 1998A,
             9/1/2016                                        1.30  $      1,400,000      $    1,400,000
           (Trade Ctr Hotel Assoc #3 Ltd
             Partnership Proj), Series 1998C,
             9/1/2016                                        1.30         1,797,250           1,797,250
       Hawkins Cnty Indl Dev Brd, Tennessee
         (LOC - Wachovia Bank), AR, IDR, Ref,
         1998 Series B, 10/1/2027                            1.30         1,450,000           1,450,000
       Tullahoma Indl Dev Brd, Tennessee
         (Marine Master Project) (LOC - AmSouth Bank),
         AR, Rev, Series 2002, 10/1/2017                     1.54         1,500,000           1,500,000
========================================================================================================
                                                                                              6,147,250
7.53   TEXAS
       Corpus Christi, Texas (FSA Insured), FR,
         Combination Tax & Muni Hotel Occupancy Tax,
         Rev, Ctfs of Oblig, Series 2002, 9/1/2003           1.40           200,000             200,000
       Dallas, Texas, FR, Gen Oblig, Series 1994, 2/15/2011  1.20           250,000             257,733
       Donna Indpt School Dist, Texas (Hidalgo Cnty)
         (PSFG Insured), FR, Unltd Tax School Bldg Bds,
         Series 1998, 2/15/2004                              1.25           200,000             205,232
       Grapevine-Colleyville Indpt School Dist, Texas
         (Tarrant & Dallas Cntys) (PSFG Insured), FR,
         Unltd Tax School Bldg & Ref, Series 1995,
         8/15/2003                                           1.10           335,000             337,826
       Houston Cmnty College System, Texas
         (Harris & Fort Bend Cntys) (AMBAC Insured), FR,
         Student Fee Rev, Series 1999, 4/15/2004             1.20           100,000             103,063
       North East Indpt School Dist, Texas (Bexar Cnty)
         (PSFG Insured), FR, Unltd Tax School Bldg Bds,
         Series 1999, 10/1/2003                              1.58           100,000             101,628
       Northside Indpt School Dist, Texas (Bexar Cnty)
         (PSFG Insured), A/FR, Unltd Tax School Bldg
         Bds, Series 2001-A, 8/1/2003                        1.60           200,000             200,132
       Texas, FR, TRAN, Series 2002, 8/29/2003               1.48           600,000             601,829
========================================================================================================
                                                                                              2,007,443
1.13   UTAH
       Tremonton City, Utah (Box Elder Cnty)
         (La-Z-Boy Chair Proj) (LOC - Bank One), VRD,
         IDR, Series 1990, 6/1/2026                          1.30           300,000             300,000
========================================================================================================
1.41   VIRGINIA
       Stafford Cnty Indl Dev Auth, Virginia
         (Safeway Inc Proj) (LOC - Duetsche Bank & Trust),
         AR, IDR, Ref, Series 1993, 6/1/2003                 1.45           375,000             375,000
========================================================================================================
2.82   WISCONSIN
       Neenah-Menasha Sewerage Commn, Wisconsin
         (Winnebago Cnty) (MBIA Insured), FR,
         Sewerage System Rev, Series 2003A, 12/1/2003        1.20           200,000             200,797

                                                          EFFECTIVE
                                                          INTEREST      PRINCIPAL
%      DESCRIPTION                                          RATE%         AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------

       Wisconsin Hlth & Edl Facils Auth
         (Riverview Hosp Assn) (LOC - Firstar Bank),
         VRD, Rev, Series 2001, 10/1/2030                    1.35  $        550,000      $      550,000
========================================================================================================
                                                                                                750,797
        TOTAL MUNICIPAL NOTES
          (Amortized Cost $26,482,256)                                                       26,482,256
========================================================================================================
1.83  REPURCHASE AGREEMENTS
      Repurchase Agreement with State Street dated
        5/30/2003 due 6/2/2003 at 1.260% repurchased
        at $488,547 (Collateralized by Freddie Mac,
        Medium-Term Notes, due 1/21/2005 at
        2.150%, value $501,694) (Cost $488,496)                             488,496             488,496
========================================================================================================
101.23 TOTAL INVESTMENTS AT VALUE
        (AMORTIZED COST $26,970,752)(c)                                                      26,970,752
========================================================================================================
(1.23) OTHER ASSETS LESS LIABILITIES                                                           (327,325)
========================================================================================================
100.00 NET ASSETS AT VALUE                                                               $   26,643,427
========================================================================================================

U.S. GOVERNMENT MONEY FUND
99.58  SHORT-TERM INVESTMENTS
85.34  US GOVERNMENT AGENCY OBLIGATIONS
       Fannie Mae
         10/27/2003                                          1.20  $        500,000      $      507,739
         11/15/2003                                          1.35           500,000             504,033
         12/1/2003                                           1.22           500,000             510,558
       Federal Farm Credit Bank
         9/2/2003                                            1.85         1,610,000           1,625,228
         11/6/2003                                           1.50           300,000             304,242
       Federal Home Loan Bank
         6/2/2003                                            1.28        17,000,000          16,999,405
         6/11/2003                                           1.77           500,000             500,542
         6/23/2003                                           1.75           500,000             501,281
         6/24/2003                                           2.04         1,000,000           1,002,306
         7/25/2003                                           2.24         2,000,000           2,000,000
         8/15/2003                                           1.20           750,000             754,449
         9/2/2003                                            1.85         1,000,000           1,009,463
         11/4/2003                                           1.50           250,000             254,055
         11/14/2003                                          1.50         2,545,000           2,591,252
         4/12/2004                                           1.34         1,500,000           1,499,445
         5/7/2004                                            1.40         1,000,000           1,000,000
         6/18/2004                                           1.25         2,000,000           2,000,000
       Federal Home Loan Bank, F/VR
         Series 300, 9/15/2003                               1.15         5,000,000           4,999,277
       Overseas Private Investment, Gtd Participation
         Certificates, VR
          Series 2000-044A, 5/15/2015(a)                     1.18         5,700,000           5,700,000
          Series 2000-044A3, 4/1/2014(a)                     1.18         3,000,000           3,000,000
       Sallie Mae, F/VR, 6/19/2003                           1.27        10,000,000          10,000,000
========================================================================================================
        TOTAL US GOVERNMENT AGENCY OBLIGATIONS
          (Amortized Cost $57,263,275)                                                       57,263,275
========================================================================================================

                                                         EFFECTIVE
                                                          INTEREST       PRINCIPAL
%      DESCRIPTION                                         RATE%          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------

14.24  REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         5/30/2003 due 6/2/2003 at 1.260% repurchased
         at $9,556,810 (Collateralized by Federal Home
         Loan Bank, Bonds, due 4/12/2004 at 1.300%,
         value $9,755,649) (Cost $9,555,807)                       $      9,555,807      $    9,555,807
========================================================================================================
99.58  TOTAL INVESTMENTS AT VALUE
        (AMORTIZED COST $66,819,082)(c)                                                      66,819,082
========================================================================================================
0.42   OTHER ASSETS LESS LIABILITIES                                                            278,265
========================================================================================================
100.00 NET ASSETS AT VALUE                                                               $   67,097,347
========================================================================================================

(a)  All  securities  with a maturity  date  greater than one year have either a variable  rate,  demand feature,  prerefunded,  optional or mandatory  put resulting in an effective maturity of one year or less.

(b)  Securities  acquired  pursuant to Rule 144A. The fund deems such securities to be "liquid" because an institutional market exists.

(c)  Also represents cost of investments for income tax purposes.

The following acronyms may be used in portfolio descriptions:
A/FR(d)  --    Adjustable/Fixed Rate
AMBAC    --    American Municipal Bond Assurance Corporation
AR(d)    --    Adjustable Rate
EXTRAS   --    Extendable Rate Adjustable Securities
FGIC     --    Financial Guaranty Insurance Company
F/FR(d)  --    Floating/Fixed Rate
FR       --    Fixed Rate
FSA      --    Financial Security Assurance
F/VR(d)  --    Floating/Variable Rate
IDR      --    Industrial Development Revenue
LOC      --    Letter of Credit
MBIA     --    Municipal Bond Investors Assurance Corporation
PCR      --    Pollution Control Revenue
PSFG     --    Permanent School Fund Guarantee Program
TRAN     --    Tax & Revenue Anticipation Notes
UAHSF    --    University of Alabama Health Services Foundation
VR(d)    --    Variable Rate
VRD(d)   --    Variable Rate Demand

(d)  Rate is subject to change. Rate shown reflects current rate.

(e) The following are restricted and illiquid securities at May 31, 2003:

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

                                                                        VALUE AS
                                 ACQUISITION        ACQUISITION             % OF
DESCRIPTION                             DATE               COST       NET ASSETS
--------------------------------------------------------------------------------
CASH RESERVES FUND
Goldman Sachs Group, F/VR
   9/17/2003                       3/21/2003    $    14,000,000           2.34%
   10/2/2003                       3/13/2003         20,000,000           3.35
New York Life Insurance, 4/7/2004  4/3/2003           7,000,000           1.17
================================================================================
                                                                           6.86%
================================================================================

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
INVESCO MONEY MARKET FUNDS, INC.
MAY 31, 2003

                                                CASH                   TAX-FREE
                                            RESERVES                      MONEY
                                                FUND                       FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                         $   618,897,236             $   26,970,752
================================================================================
  At Value(a)                        $   618,897,236             $   26,970,752
Cash                                               0                         54
Receivables:
  Fund Shares Sold                         4,212,973                     79,615
  Interest                                   596,021                    123,705
Prepaid Expenses and Other Assets            122,494                     27,137
================================================================================
TOTAL ASSETS                             623,828,724                 27,201,263
================================================================================
LIABILITIES
Payables:
  Custodian                                    1,472                          0
  Distributions to Shareholders                8,466                        675
  Investment Securities Purchased                  0                    440,967
  Fund Shares Repurchased                 25,882,975                     99,641
Accrued Distribution Expenses
  Class A                                      3,367                         --
  Class B                                        462                         --
  Class C                                     21,476                         --
Accrued Expenses and Other Payables          126,372                     16,553
================================================================================
TOTAL LIABILITIES                         26,044,590                    557,836
================================================================================
NET ASSETS AT VALUE, Applicable to
  Shares Outstanding                 $   597,784,134             $   26,643,427
================================================================================
NET ASSETS AT VALUE:
  Investor Class                     $   570,867,083             $   26,643,427
================================================================================
  Class A                            $     8,915,545                         --
================================================================================
  Class B                            $       599,070                         --
================================================================================
  Class C                            $    17,402,436                         --
================================================================================
Shares Outstanding(b)
  Investor Class                         570,867,083                 26,643,427
  Class A                                  8,915,545                         --
  Class B                                    599,070                         --
  Class C                                 17,402,436                         --
================================================================================
NET ASSET VALUE, Offering and Redemption
  Price per Share
    Investor Class                   $          1.00             $         1.00
    Class A                          $          1.00                         --
    Class B                          $          1.00                         --
    Class C                          $          1.00                         --
================================================================================

(a) Investment securities at cost and value at May 31, 2003 include repurchase agreements of $105,112,190 and $488,496 for Cash Reserves and Tax-Free Money Funds, respectively.

(b) The INVESCO Money Market Funds, Inc. have 20 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 18.8 billion have been allocated to Cash Reserves Fund and 500 million to Tax-Free Money
     Fund: 4.7 billion to each class of Cash Reserves Fund and 500 million to Tax-Free Money - Investor Class. Paid-in capital was $597,784,134 and $26,643,427 for Cash Reserves and Tax-Free Money Fund, respectively.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO MONEY MARKET FUNDS, INC.
MAY 31, 2003

                                                                U.S. GOVERNMENT
                                                                          MONEY
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $   66,819,082
================================================================================
  At Value(a)                                                    $   66,819,082
Receivables:
  Fund Shares Sold                                                      264,765
  Interest                                                              221,960
Prepaid Expenses and Other Assets                                        33,046
================================================================================
TOTAL ASSETS                                                         67,338,853
================================================================================
LIABILITIES
Payables:
  Custodian                                                                  38
  Distributions to Shareholders                                             329
  Fund Shares Repurchased                                               220,132
Accrued Expenses and Other Payables                                      21,007
================================================================================
TOTAL LIABILITIES                                                       241,506
================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding            $   67,097,347
================================================================================
Shares Outstanding(b)                                                67,097,347
================================================================================
NET ASSET VALUE, Offering and Redemption Price per Share         $         1.00
================================================================================

(a) Investment securities at cost and value at May 31, 2003 includes a repurchase agreement of $9,555,807 .

(b) The INVESCO Money Market Funds, Inc. have 20 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 500 million has been allocated to U.S. Government Money Fund - Investor Class. Paid-in-capital for U.S. Government Money Fund was $67,097,347.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO MONEY MARKET FUNDS, INC.
YEAR ENDED MAY 31, 2003


                                                     CASH              TAX-FREE
                                                 RESERVES                 MONEY
                                                     FUND                  FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                            $   14,112,098           $   445,552
================================================================================
EXPENSES
Investment Advisory Fees                        3,445,659               156,418
Distribution Expenses
  Class A                                          15,627                    --
  Class B                                           5,535                    --
  Class C                                         342,484                    --
Transfer Agent Fees
  Investor Class                                2,865,888                96,636
  Class A                                           4,446                    --
  Class B                                           1,192                    --
  Class C                                         171,315                    --
Administrative Services Fees                      406,849                24,078
Custodian Fees and Expenses                       125,599                 8,723
Directors' Fees and Expenses                       80,566                10,586
Professional Fees and Expenses                     89,697                27,154
Registration Fees and Expenses
  Investor Class                                  109,014                17,064
  Class A                                             252                    --
  Class B                                             186                    --
  Class C                                           5,102                    --
Reports to Shareholders                           315,206                10,029
Other Expenses                                     35,563                 5,718
================================================================================
  TOTAL EXPENSES                                8,020,180               356,406
  Fees and Expenses Absorbed/Reimbursed
    by Investment Adviser
      Investor Class                                    0               (89,606)
      Class B                                      (4,102)                   --
      Class C                                    (268,032)                   --
  Fees and Expenses Paid Indirectly                  (524)                    0
================================================================================
    NET EXPENSES                                7,747,522               266,800
================================================================================
NET INVESTMENT INCOME AND NET INCREASE IN
  NET ASSETS FROM OPERATIONS               $    6,364,576           $   178,752
================================================================================

See Notes to Financial Statements

INVESCO MONEY MARKET FUNDS, INC.
YEAR ENDED MAY 31, 2003

                                                                U.S. GOVERNMENT
                                                                          MONEY
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                                  $    1,162,651
================================================================================
EXPENSES
Investment Advisory Fees                                                368,428
Transfer Agent Fees                                                     299,092
Administrative Services Fees                                             43,159
Custodian Fees and Expenses                                              11,788
Directors' Fees and Expenses                                             14,784
Professional Fees and Expenses                                           21,483
Registration Fees and Expenses                                           24,369
Reports to Shareholders                                                  32,617
Other Expenses                                                            4,677
================================================================================
  TOTAL EXPENSES                                                        820,397
  Fees and Expenses Absorbed by Investment Adviser                     (191,120)
================================================================================
    NET EXPENSES                                                        629,277
================================================================================
NET INVESTMENT INCOME AND NET INCREASE IN
  NET ASSETS FROM OPERATIONS                                     $      533,374
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
CASH RESERVES FUND

                                                               YEAR ENDED MAY 31
------------------------------------------------------------------------------------
                                                           2003                 2002
OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and
  Distributed to Shareholders
    Investor Class                             $      6,227,342      $     17,796,534
    Class A                                              20,915                 4,839
    Class B                                               1,845                 3,283
    Class C                                             114,474               420,688
======================================================================================
                                               $      6,364,576      $     18,225,344
======================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                               $   19,488,956,950    $ 23,212,451,413
  Class A                                             165,682,044           3,356,987
  Class B                                               1,075,652             594,915
  Class C                                           1,572,492,634       2,598,809,105
Reinvestment of Distributions
  Investor Class                                        5,434,912          14,770,191
  Class A                                                   9,588               4,551
  Class B                                                   1,327               3,065
  Class C                                                  62,702             162,324
======================================================================================
                                                   21,233,715,809      25,830,152,551
Amounts Paid for Repurchases of Shares
  Investor Class                                  (20,045,506,084)    (22,985,728,920)
  Class A                                            (158,339,989)         (1,798,690)
  Class B                                                (886,595)           (252,742)
  Class C                                          (1,607,385,823)     (2,561,512,041)
=======================================================================================
                                                  (21,812,118,491)    (25,549,292,393)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                       (578,402,682)        280,860,158
NET ASSETS
Beginning of Period                                 1,176,186,816         895,326,658
=======================================================================================
End of Period                                  $      597,784,134    $  1,176,186,816
=======================================================================================

         --------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                   19,488,956,950      23,212,451,413
  Class A                                             165,682,044           3,356,987
  Class B                                               1,075,652             594,915
  Class C                                           1,572,492,634       2,598,809,105
Shares Issued from Reinvestment of Distributions
  Investor Class                                        5,434,912          14,770,191
  Class A                                                   9,588               4,551
  Class B                                                   1,327               3,065
  Class C                                                  62,702             162,324
======================================================================================
                                                   21,233,715,809      25,830,152,551
Shares Repurchased
  Investor Class                                  (20,045,506,084)    (22,985,728,920)
  Class A                                            (158,339,989)         (1,798,690)
  Class B                                                (886,595)           (252,742)
  Class C                                          (1,607,385,823)     (2,561,512,041)
=======================================================================================
                                                  (21,812,118,491)    (25,549,292,393)
NET INCREASE (DECREASE) IN FUND SHARES               (578,402,682)        280,860,158
=======================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
TAX-FREE MONEY FUND
                                                               YEAR ENDED MAY 31
------------------------------------------------------------------------------------
                                                           2003                 2002
OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and
  Distributed to Shareholders                  $        178,752      $       415,165
=====================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                  $     36,281,861      $    75,518,443
Reinvestment of Distributions                           157,851              380,240
=====================================================================================
                                                     36,439,712           75,898,683
Amounts Paid for Repurchases of Shares              (41,933,785)         (79,815,841)
=====================================================================================
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                       (5,494,073)          (3,917,158)
NET ASSETS
Beginning of Period                                  32,137,500           36,054,658
=====================================================================================
End of Period                                  $     26,643,427      $    32,137,500
=====================================================================================

              --------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                          36,281,861           75,518,443
Shares Issued from Reinvestment of Distributions        157,851              380,240
=====================================================================================
                                                     36,439,712           75,898,683
Shares Repurchased                                  (41,933,785)         (79,815,841)
=====================================================================================
NET DECREASE IN FUND SHARES                          (5,494,073)          (3,917,158)
=====================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
U.S. GOVERNMENT MONEY FUND

                                                               YEAR ENDED MAY 31
------------------------------------------------------------------------------------
                                                           2003                 2002
OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and
  Distributed to Shareholders                  $        533,374      $     1,540,454
=====================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                  $    231,418,527      $ 1,448,716,464
Reinvestment of Distributions                           502,735            1,454,825
=====================================================================================
                                                    231,921,262        1,450,171,289
Amounts Paid for Repurchases of Shares             (240,544,136)      (1,449,830,999)
=====================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                       (8,622,874)             340,290
NET ASSETS
Beginning of Period                                  75,720,221           75,379,931
=====================================================================================
End of Period                                  $     67,097,347      $    75,720,221
=====================================================================================

              --------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                         231,418,527        1,448,716,464
Shares Issued from Reinvestment of Distributions        502,735            1,454,825
=====================================================================================
                                                    231,921,262        1,450,171,289
Shares Repurchased                                 (240,544,136)      (1,449,830,999)
=====================================================================================
NET INCREASE (DECREASE) IN FUND SHARES               (8,622,874)             340,290
=====================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO MONEY MARKET FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Money Market Funds, Inc. is incorporated in Maryland and presently consists of three separate funds: Cash Reserves Fund, Tax-Free Money Fund and U.S. Government Money Fund (individually the "Fund" and collectively, the "Funds"). The investment objectives of the Funds are: to seek a high level of current income for Cash Reserves Fund; to seek a high level of current income exempt from federal income taxation for Tax-Free Money Fund; and to seek current income by investing only in debt obligations issued or guaranteed by the U.S. Government or its agencies for U.S. Government Money Fund. INVESCO Money Market Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Cash Reserves Fund also offers Class A, Class B and Class C shares, which are subject to a contingent deferred sales charge paid by the redeeming shareholder. Class A and Class B shares are not appropriate for direct investment and are for exchange only from other INVESCO Funds' Class A and Class B shares. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions.

Effective April 1, 2002, the Investor Class shares are offered only to grandfathered investors who have established and maintained an account in any of the funds managed and distributed by INVESCO Funds Group, Inc. ("IFG") in Investor Class shares prior to April 1, 2002.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Securities held by the Funds are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, or events or circumstances that may affect the value of portfolio securities are identified by the time that the net asset value per share is determined, these securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. The Fund amortizes discounts or premiums paid on purchases of securities to the earliest put, call or maturity date. Cost is determined on the specific identification basis.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Such dividends are automatically reinvested at the month-end net asset value, unless the shareholder requests a cash payment.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. Dividends paid by the Fund from net investment income are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the distributions paid by Tax-Free Money Fund for the year ended May 31, 2003, 99.19% were exempt from federal income taxes.

F. EXPENSES -- Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. IFG serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Funds' average net assets as follows: 0.50% on the first $300 million of average net assets;
reduced to 0.40% on the next $200 million of average net assets; and 0.30% on average net assets in excess of $500 million.

A Sub-Advisory Agreement between IFG and AIM Capital Management, Inc. ("AIM"), affiliated with IFG, provides that investment decisions of the Funds are made by AIM. Fees for such sub-advisory services are paid by IFG.

A master distribution plan and agreement for Cash Reserves Fund Class A, Class B & Class C shares pursuant to Rule 12b-1 of the Act (the "Plans") provides for compensation of certain promotional and other sales related costs to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. Any unreimbursed expenses IDI incurs with respect to Class A and Class C shares in any fiscal year can not be recovered in subsequent years. Effective July 1, 2003, the Distributor will change to AIM Distributors, Inc., an affiliate of IFG. For the year ended May 31, 2003, amounts paid to the Distributor were as follows:
                                                  CLASS       CLASS       CLASS
FUND                                                  A           B           C
--------------------------------------------------------------------------------
Cash Reserves Fund                            $  12,456    $  5,420  $  355,481

If the Class B Plan is terminated, the board of directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees related to the Distributor for the year ended May 31, 2003, for Class B were as follows:

                                                              DISTRIBUTOR'S      DISTRIBUTOR'S
                                                                  AGGREGATE       UNREIMBURSED
                                                               UNREIMBURSED      EXPENSES AS %
                                             AMOUNT RETAINED       EXPENSES      OF NET ASSETS
FUND                                          BY DISTRIBUTOR     UNDER PLAN           OF CLASS
-----------------------------------------------------------------------------------------------
Cash Reserves Fund - Class B Plan              $       4,405     $        0              0.00%

IFG receives a transfer agent fee from each Class at an annual rate of $29.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. Aggregate fees collected for such omnibus accounts for the year ended May 31, 2003 amounted to $226,250 for Cash Reserves Fund, $226 for Tax-Free Money Fund and $23,558 for U.S. Government Money Fund, of which $490, $127 and $1,839, respectively, were retained by IFG. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Funds for the year ended May 31, 2003. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

At May 31, 2003, the reimbursement that may be potentially made by the Funds to IFG that will expire during the years ended May 31, 2005 and 2006, are as follows:

                                                INVESTOR     CLASS       CLASS       CLASS
FUND                                               CLASS         A           B           C
-------------------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2005
Cash Reserves Fund                             $       0   $     0     $   176     $28,335
Tax-Free Money Fund                                7,390        --          --          --
U.S. Government Money Fund                        15,663        --          --          --

                                                INVESTOR     CLASS       CLASS       CLASS
FUND                                               CLASS         A           B           C
-------------------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2006
Cash Reserves Fund                             $       0   $     0     $ 3,926     $239,697
Tax-Free Money Fund                               82,216        --          --          --
U.S. Government Money Fund                       175,457        --          --          --

NOTE 3 -- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG, AIM or IDI.

Each Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the year ended May 31, 2003 included in Directors' Fees and Expenses in the Statement of Operations, and pension liability included in Accrued Expenses, in the Statement of Assets and Liabilities were as follows:

                                                      PENSION           PENSION
FUND                                                 EXPENSES         LIABILITY
--------------------------------------------------------------------------------
Cash Reserves Fund                                 $   32,418        $   65,406
Tax-Free Money Fund                                       977             3,701
U.S. Government Money Fund                              3,375             7,181

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 4 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. Effective November 15, 2002, qualified plans investing in Class A shares may pay a 1.00% CDSC if a shareholder redeemed these shares within 12 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% beginning at the time of purchase to 0.00% at the beginning of the seventh year. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less. Shares acquired through reinvestment of dividends or other distributions are not charged a CDSC. The CDSC may be reduced or certain sales charge exceptions may apply. The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the year ended May 31, 2003, the Distributor received the following CDSC from Class A, Class B and Class C shareholders:

FUND                                                 CLASS A        CLASS B        CLASS C
------------------------------------------------------------------------------------------
Cash Reserves Fund                                $   15,024     $    4,141     $   67,864

NOTE 5 -- SUBSEQUENT EVENTS. On June 9, 2003, the Board of Directors for the INVESCO Cash Reserves Fund and INVESCO Tax-Free Money Fund ("Selling Funds") unanimously approved an Agreement and Plan of Reorganization ("the Plan") pursuant to which the Selling Funds, would transfer all of its assets and liabilities to AIM Money Market Fund and AIM Tax-Exempt Cash Fund, a series of AIM Investment Securities Funds and AIM Tax-Exempt Funds, respectively. The Plan is more fully described in a proxy statement to be presented for shareholder consideration on or around August 25, 2003.

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of INVESCO Money Market Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Cash Reserves Fund, INVESCO Tax-Free Money Fund and INVESCO U.S. Government Money Fund (constituting INVESCO Money Market Funds, Inc., hereafter referred to as the "Fund") at May 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
June 27, 2003

FINANCIAL HIGHLIGHTS

CASH RESERVES FUND -- INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                               YEAR ENDED MAY 31
--------------------------------------------------------------------------------------------------------------------
                                                          2003          2002         2001          2000         1999
PER SHARE DATA
Net Asset Value -- Beginning of Period             $      1.00    $     1.00   $     1.00    $     1.00   $     1.00
====================================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                             0.01          0.02         0.05          0.05         0.04
====================================================================================================================
Net Asset Value -- End of Period                   $      1.00    $     1.00   $     1.00    $     1.00   $     1.00
====================================================================================================================

TOTAL RETURN                                             0.68%         1.76%        5.34%         4.87%        4.45%

RATIOS
Net Assets -- End of Period ($000 Omitted)         $   570,867    $ 1,121,981  $  880,489    $  912,135   $  814,158
Ratio of Expenses to Average Net Assets(a)(b)            0.86%          0.82%       0.90%         0.91%        0.90%
Ratio of Net Investment Income to Average
  Net Assets(b)                                          0.74%          1.76%       5.14%         4.75%        4.36%

(a)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser,  if  applicable, which is before any  expense  offset arrangements (which may include custodian fees).

(b)  Various  expenses  of the Class were  voluntarily  absorbed  by IFG for the years ended May 31,  2001,  2000 and 1999.  If such  expenses  had not been voluntarily  absorbed,  ratio of expenses to average net assets would have been  0.90%,  0.94% and 0.91%,  respectively,  and ratio of net  investment income to  average net  assets  would  have been  5.14%,  4.72% and 4.35%, respectively.

FINANCIAL HIGHLIGHTS

CASH RESERVES FUND -- CLASS A
-----------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      PERIOD
                                                                                       ENDED
                                                          YEAR ENDED MAY 31           MAY 31
-----------------------------------------------------------------------------------------------------
                                                        2003            2002          2001(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period               $  1.00         $  1.00       $  1.00
=====================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                           0.01            0.01          0.02
=====================================================================================================
Net Asset Value -- End of Period                     $  1.00         $  1.00       $  1.00
=====================================================================================================

TOTAL RETURN                                           0.51%           1.32%         2.43%(b)

RATIOS
Net Assets -- End of Period ($000 Omitted)           $ 8,916         $ 1,564       $     1
Ratio of Expenses to Average Net Assets(c)(d)          0.96%           1.06%         1.32%(e)
Ratio of Net Investment Income to Average Net
  Assets(d)                                            0.47%           1.40%         5.41%(e)

(a)  From August 25, 2000, inception of Class, to May 31, 2001.

(b)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(c)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser, if  applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(d)  Various expenses of the Class were voluntarily absorbed by IFG for the year ended May 31, 2002 and the period ended May 31, 2001.  If such expenses had not been  voluntarily  absorbed,  ratio of expenses  to average net assets would have been 1.12% and 1.67%(annualized), respectively, and ratio of net investment  income to average  net  assets  would have been 1.34% and 5.06%
     (annualized), respectively.

(e)  Annualized

FINANCIAL HIGHLIGHTS

CASH RESERVES FUND -- CLASS B
-----------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      PERIOD
                                                                                       ENDED
                                                          YEAR ENDED MAY 31           MAY 31
-----------------------------------------------------------------------------------------------------
                                                        2003            2002          2001(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period               $  1.00         $  1.00       $  1.00
=====================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS(B)                        0.00            0.01          0.03
=====================================================================================================
Net Asset Value -- End of Period                     $  1.00         $  1.00       $  1.00
=====================================================================================================

TOTAL RETURN(c)                                        0.36%           1.07%         2.96%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)           $   599         $  409        $   63
Ratio of Expenses to Average Net Assets(e)(f)          1.21%           1.52%         1.82%(g)
Ratio of Net Investment Income to Average Net
  Assets(f)                                            0.33%           0.87%         2.99%(g)

(a)  From August 25, 2000, inception of Class, to May 31, 2001.

(b)  Net Investment  Income Earned and  Distributed to  Shareholders  aggregated less than $0.01 on a per share basis for the year ended May 31, 2003.

(c)  The applicable CDSC is not included in the Total Return calculation.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(f)  Various  expenses  of the Class were  voluntarily  absorbed  by IFG for the years ended May 31,
     2003 and 2002 and the period  ended May 31,  2001.  If such  expenses  had not been  voluntarily absorbed,  ratio of  expenses to average  net assets  would have been 1.95%,  1.65% and 1.89%
     (annualized), respectively,  and ratio of net  investment  income  (loss) to average  net assets would have been (0.41%), 0.74% and 2.92% (annualized), respectively.

(g)  Annualized

FINANCIAL HIGHLIGHTS

CASH RESERVES FUND -- CLASS C
-----------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                          PERIOD
                                                                                           ENDED
                                                          YEAR ENDED MAY 31               MAY 31
-----------------------------------------------------------------------------------------------------
                                               2003            2002            2001         2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period      $  1.00         $  1.00         $  1.00      $  1.00
=====================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED
  AND DISTRIBUTED TO SHAREHOLDERS(B)           0.00            0.01            0.04         0.01
=====================================================================================================
Net Asset Value -- End of Period            $  1.00         $  1.00         $  1.00      $  1.00
=====================================================================================================

TOTAL RETURN(c)                               0.29%           0.96%           4.43%        1.36%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted) $ 17,402         $ 52,233        $ 14,774     $ 4,186
Ratio of Expenses to Average Net
  Assets(e)(f)                                1.27%            1.44%           1.64%       1.54%(g)
Ratio of Net Investment Income to Average
  Net Assets(f)                               0.33%            1.03%           4.07%       4.73%(g)

(a)  From February 15, 2000, inception of Class, to May 31, 2000.

(b)  Net Investment  Income Earned and  Distributed to  Shareholders  aggregated less than $0.01 on a per share basis for the year ended May 31, 2003.

(c)  The applicable CDSC is not included in the Total Return calculation.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser, if applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(f)  Various  expenses  of the Class were  voluntarily  absorbed  by IFG for the years ended May 31,
     2003 and 2002. If such expenses had not been  absorbed, ratio of expenses  to average  net assets would have been 2.05% and 1.77%, respectively,  and ratio of net  investment  income  (loss) to average  net assets would have been (0.45%) and 0.70%, respectively.

(g)  Annualized

FINANCIAL HIGHLIGHTS

TAX-FREE MONEY FUND -- INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                               YEAR ENDED MAY 31
--------------------------------------------------------------------------------------------------------------------
                                                          2003          2002         2001          2000         1999
PER SHARE DATA
Net Asset Value -- Beginning of Period             $      1.00    $     1.00   $     1.00    $     1.00   $     1.00
====================================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                             0.01          0.01         0.03          0.03         0.03
====================================================================================================================
Net Asset Value -- End of Period                   $      1.00    $     1.00   $     1.00    $     1.00   $     1.00
====================================================================================================================

TOTAL RETURN                                             0.57%         1.22%        3.22%         2.86%        2.63%

RATIOS
Net Assets -- End of Period ($000 Omitted)         $  26,643      $  32,138    $  36,055     $   40,396   $  50,697
Ratio of Expenses to Average Net Assets(a)(b)          0.85%          0.85%        0.86%          0.87%       0.77%
Ratio of Net Investment Income to Average
  Net Assets(b)                                        0.57%          1.21%        3.16%          2.82%       2.61%

(a)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(b)  Various expenses of the Fund were voluntarily absorbed by IFG for the years ended May 31, 2003,  2002,
     2001,  2000 and 1999.  If such expenses had not been  voluntarily  absorbed,  ratio of expenses to average net assets would have been 1.14%, 1.14%, 1.17%, 1.11% and 1.02%, respectively,  and ratio of net investment  income to average net assets would have been 0.28%,  0.92%, 2.85%, 2.58% and 2.36%, respectively.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY FUND -- INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                               YEAR ENDED MAY 31
--------------------------------------------------------------------------------------------------------------------
                                                          2003          2002         2001          2000         1999
PER SHARE DATA
Net Asset Value -- Beginning of Period             $      1.00    $     1.00   $     1.00    $     1.00   $     1.00
====================================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                             0.01          0.02         0.05          0.05         0.04
====================================================================================================================
Net Asset Value -- End of Period                   $      1.00    $     1.00   $     1.00    $     1.00   $     1.00
====================================================================================================================

TOTAL RETURN                                             0.72%         1.67%        5.24%         4.74%        4.36%

RATIOS
Net Assets -- End of Period ($000 Omitted)         $   67,097      $  75,720    $  75,380     $  86,060    $  91,509
Ratio of Expenses to Average Net Assets(a)(b)           0.85%          0.85%        0.86%         0.86%        0.86%
Ratio of Net Investment Income to Average
  Net Assets(b)                                         0.72%          1.65%        5.10%         4.63%        4.28%

(a)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(b)  Various expenses of the Fund were  voluntarily  absorbed by IFG and for the years ended May 31, 2003,
     2002,  2001, 2000 and 1999. If such expenses had not been  voluntarily  absorbed,  ratio of  expenses to average net assets would have been 1.11%,  1.04%,  1.18%, 1.16% and 1.08%,  respectively,  and ratio of net investment income to average net assets would have been 0.46%, 1.46%, 4.78%, 4.33% and
     4.06%, respectively.

OTHER INFORMATION

UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                                                                      NUMBER OF
                                                                                      FUNDS IN
                          POSITION(S) HELD WITH                                       FUND
                          COMPANY, TERM OF                                            COMPLEX         OTHER
                          OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     OF TIME SERVED*            DURING PAST FIVE YEARS*          DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Bob A. Baker              Vice Chairman of           Consultant (2000-present).       48
37 Castle Pines Dr. N.    the Board                  Formerly, President and
Castle Rock, Colorado     (Since 2003)               Chief Executive Officer
                                                     (1988-2000) of AMC Cancer
Age: 66                                              Research Center, Denver,
                                                     Colorado. Until Mid-December
                                                     1988, Vice Chairman of the
                                                     Board of First Columbia
                                                     Financial Corporation,
                                                     Englewood, Colorado;
                                                     formerly, Chairman of the
                                                     Board and Chief Executive
                                                     Officer of First Columbia
                                                     Financial Corporation.

Sueann Ambron, Ph.D.      Director                   Dean of the Business School,     48
University of Colorado    (Since 2003)               College of Business,
at Denver                                            University of Colorado of
1250 14th Street                                     Denver (2000-present).
Denver, Colorado                                     Formerly, President and
                                                     Chief Executive Officer of
Age: 58                                              Avulet, Inc., Sunnyvale,
                                                     California (1998-1999), Vice
                                                     President and General
                                                     Manager, Multimedia Services
                                                     Division, Motorola, Inc.,
                                                     Schoumburg, Illinois
                                                     (1996-1998).

Victor L. Andrews, Ph.D.  Director                   Professor Emeritus, Chairman     48
34 Seawatch Drive                                    Emeritus and Chairman and
Savannah, Georgia                                    CFO of the Roundtable of the
                                                     Department of Finance of
Age: 72                                              Georgia State University;
                                                     and President, Andrews
                                                     Financial Associates, Inc.
                                                     (consulting firm). Formerly,
                                                     member of the faculties of
                                                     the Harvard Business School;
                                                     and the Sloan School of
                                                     Management of MIT.

Lawrence H. Budner        Director                   Trust Consultant. Formerly,      48
7608 Glen Albens Circle                              Senior Vice President and
Dallas, Texas                                        Senior Trust Officer of
                                                     InterFirst Bank, Dallas,
Age: 72                                              Texas.

OTHER INFORMATION

UNAUDITED

                                                                                      NUMBER OF
                                                                                      FUNDS IN
                          POSITION(S) HELD WITH                                       FUND
                          COMPANY, TERM OF                                            COMPLEX         OTHER
                          OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     OF TIME SERVED*            DURING PAST FIVE YEARS*          DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
James T. Bunch            Director                   Co-President and Founder of       48
                                                     Green, Manning & Bunch,
3600 Republic Plaza       (since 2000)               Ltd., Denver, Colorado
370 Seventeenth Street                               (1988-present); Director and
Denver, Colorado                                     Vice President of Western
                                                     Golf Association and Evans
Age: 60                                              Scholars Foundation; and
                                                     Excutive Committee, United
                                                     States Golf Association.
                                                     Formerly, General Counsel
                                                     and Director of Boettcher &
                                                     Company, Denver, Colorado;
                                                     and formerly, Chairman and
                                                     Managing Partner of Davis,
                                                     Graham & Stubbs, Denver,
                                                     Colorado.

Gerald J. Lewis           Director                   Chairman of Lawsuit              48              Director of General Chemical
701 "B" Street            (since 2000)               Resolution Services, San                         Group, Inc., Hampdon, New
Suite 2100                                           Diego, California                                Hampshire (1996-present).
San Diego, California                                (1987-present). Formerly,                        Director of Wheelabrator
                                                     Associate Justice of the                         Technologies, Inc., Fisher
                                                     California Court of Appeals;                     Scientific, Inc., Henley
Age: 69                                              and of Counsel, Latham &                         Manufacturing, Inc., and
                                                     Watkins, San Diego,                              California Coastal Properties,
                                                     California (1987-1997).                          Inc.

John W. McIntyre          Director                   Retired. Trustee of Gables       48
7 Piedmont Center                                    Residential Trust.  Trustee
Suite 100                                            and Chairman of the J.M. Tull
Atlanta, Georgia                                     Charitable Foundation;
                                                     Director of Kaiser Foundation
Age: 72                                              Health Plans of Georgia, Inc.
                                                     Formerly, Vice Chairman of
                                                     the Board of Directors of The
                                                     Citizens and Southern
                                                     Corporation and Chairman of
                                                     the Board and Chief Executive
                                                     Officer of The Citizens and
                                                     Southern Georgia Corporation
                                                     and The Citizens and Southern
                                                     National Bank. Formerly,
                                                     Trustee of INVESCO Global
                                                     Health Sciences Fund and
                                                     Trustee of Employee's
                                                     Retirement System of Georgia,
                                                     Emory University.

Larry Soll, Ph. D.        Director                   Retired. Formerly, Chairman       48             Director of Synergen since
2358 Sunshine Canyon Dr.  (since 1997)               of the Board (1987-1994),                        incorporation in 1982;
Boulder, Colorado                                    Chief Executive Officer                          Director of Isis
                                                     (1982-1989 and 1993-1994) and                    Pharmaceuticals, Inc.
Age: 60                                              President (1982-1989) of
                                                     Synergen Inc.; and formerly,
                                                     Trustee of INVESCO Global
                                                     Health Sciences Fund.

OTHER INFORMATION

UNAUDITED

                                                                                      NUMBER OF
                                                                                      FUNDS IN
                          POSITION(S) HELD WITH                                       FUND
                          COMPANY, TERM OF                                            COMPLEX         OTHER
                          OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     OF TIME SERVED*            DURING PAST FIVE YEARS*          DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson        Chairman of the Board      President and Chief Executive    48
4350 South Monaco Street  (since 1999). Formerly,    Officer AIM Investment
Denver, Colorado          President (1998-2002);     Management and Chief
                          and Chief Executive        Executive Officer of the AIM
Age: 51                   Officer (1998-2002).       Division of AMVESCAP PLC
                                                     (2003-present). Formerly,
                                                     Chief Executive Officer,
                                                     Managed Products Division,
                                                     AMVESCAP PLC (2001-present).
                                                     Formerly, Chairman of the
                                                     Board (1998-2002), President
                                                     (1998-2002), and Chief
                                                     Executive Officer (1998-2002)
                                                     of INVESCO Funds Group, Inc.
                                                     and of INVESCO Distributors,
                                                     Inc. Formerly, Chief
                                                     Operating Officer and
                                                     Chairman of the Board of
                                                     INVESCO Global Health
                                                     Sciences Fund; formerly,
                                                     Chairman and Chief Executive
                                                     Officer of NationsBanc
                                                     Advisors, Inc.; and formerly,
                                                     Chairman of NationsBanc
                                                     Investments, Inc.

Raymond R. Cunningham     President (2003-present),  President (2003-present) and     48              Director of INVESCO Funds
4350 South Monaco Street  Chief Executive Officer    Chief Executive Officer                          Group, Inc. and Chairman of
Denver, Colorado          (2003-present) and         (2003-present) of INVESCO                        the Board of INVESCO
                          Director (2001-present).   Funds Group, Inc.;                               Distributors, Inc.
Age: 52                   Formerly, Vice President   Chairman of the Board (2003-
                          (2001-2002).               present), President
                                                     (2003-present), and Chief
                                                     Executive Officer
                                                     (2003-present) of INVESCO
                                                     Distributors, Inc. Formerly,
                                                     Chief Operating Officer
                                                     (2002-2003) and Senior Vice
                                                     President (1999-2002) of
                                                     INVESCO Funds Group, Inc. and
                                                     INVESCO Distributors, Inc.;
                                                     and Formerly, Senior Vice
                                                     President of GT Global -
                                                     North America (1992-1998).

Richard W. Healey         Director                   Senior Vice President of         40              Director of INVESCO Funds
4350 South Monaco Street  (since 2000)               INVESCO Funds Group, Inc.;                       Group, Inc. and INVESCO
Denver, Colorado                                     Senior Vice President of                         Distributors, Inc.
                                                     INVESCO Distributors, Inc.
Age: 48                                              Formerly, Senior Vice
                                                     President of GT Global -
                                                     North America (1996-1998) and
                                                     The Boston Company
                                                     (1993-1996).

OTHER INFORMATION

UNAUDITED

                                                                                      NUMBER OF
                                                                                      FUNDS IN
                          POSITION(S) HELD WITH                                       FUND
                          COMPANY, TERM OF                                            COMPLEX         OTHER
                          OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     OF TIME SERVED*            DURING PAST FIVE YEARS*          DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Glen A. Payne             Secretary                  Senior Vice President,
4350 South Monaco Street                             General Counsel and Secretary
Denver, Colorado                                     of INVESCO Funds Group, Inc.;
                                                     Senior Vice President,
Age: 55                                              Secretary and General Counsel
                                                     of INVESCO Distributors, Inc.
                                                     Formerly, Secretary of
                                                     INVESCO Global Health
                                                     Sciences Fund; General
                                                     Counsel of INVESCO Trust
                                                     Company (1989-1998); and
                                                     employee of a U.S. regulatory
                                                     agency, Washington, D.C.
                                                     (1973-1989).

Ronald L. Grooms          Chief Accounting           Senior Vice President and                        Director of INVESCO Funds
4350 South Monaco Street  Officer, Chief             Treasurer of INVESCO Funds                       Group, Inc. and INVESCO
Denver, Colorado          Financial Officer          Group, Inc.; and Senior Vice                     Distributors, Inc.
                          and Treasurer              President and Treasurer of
Age: 56                                              INVESCO Distributors, Inc.
                                                     Formerly, Treasurer and
                                                     Principal Financial and
                                                     Accounting Officer of INVESCO
                                                     Global Health Sciences Fund;
                                                     and Senior Vice President and
                                                     Treasurer of INVESCO Trust
                                                     Company (1988-1998).

William J. Galvin, Jr.    Assistant Secretary        Senior Vice President and                        Director of INVESCO Funds
4350 South Monaco Street                             Assistant Secretary of                           Group, Inc. and INVESCO
Denver, Colorado                                     INVESCO Funds Group, Inc.;                       Distributors, Inc.
                                                     and Senior Vice President and
Age: 46                                              Assistant Secretary of
                                                     INVESCO Distributors, Inc.
                                                     Formerly, Trust Officer of
                                                     INVESCO Trust Company
                                                     (1995-1998).

Pamela J. Piro            Assistant Treasurer        Vice President and Assistant
4350 South Monaco Street                             Treasurer of INVESCO Funds
Denver, Colorado                                     Group, Inc.; and Assistant
                                                     Treasurer of INVESCO
Age: 42                                              Distributors, Inc. Formerly,
                                                     Assistant Vice President
                                                     (1996-1997).

Tane T. Tyler             Assistant Secretary        Vice President and Assistant
4350 South Monaco Street  (since 2002)               General Counsel of INVESCO
Denver, Colorado                                     Funds Group, Inc.

Age: 37

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

[INVESCO ICON] INVESCO(R)

1-800-525-8085
Personal Account Line: 1-800-424-8085
Advisor Services: 1-800-959-4246
invescofunds.com

INVESCO Distributors, Inc.,(SM)  Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

Effective 7/1/03, A I M Distributors, Inc. became the distributor of the retail INVESCO funds
11 Greenway Plaza, Suite 100 Houston, Texas 77046

This information must be preceded or accompanied by a current prospectus.

AMF    900472   7/03

ITEM 2.  CODE OF ETHICS

As of the end of the period covered by the report, Registrant had adopted a code of ethics (the "Code") that applied to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. During the period covered by this report, Registrant did not grant any waiver, and does not believe it granted an implicit waiver, from a provision of the Code that is applicable to the PEO and PFO. However, it should be noted that Raymond
Cunningham was the PEO of Registrant on May 31, 2003. Since the end of the period covered by this report, the Securities and Exchange Commission, the New York State Attorney General's Office and the Colorado Attorney General's Office filed civil actions against INVESCO Funds Group, Inc. and Raymond Cunningham alleging violations of various federal and state laws due to selectively permitting market timing.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT


The Audit Committee of the Boards of Directors of the INVESCO Mutual Funds is composed of four of the Fund's directors who are not affiliated with the Funds' investment adviser. All members are independent. The Board has determined that each of the Committee members is "financially literate" and that at least two members have "accounting or related financial management expertise" as used in the New York Stock Exchange definitions of the terms.

Under the recently enacted Sarbanes-Oxley Act, if the Boards of Directors have not determined that an "audit committee financial expert," a new term defined by the SEC and based on criteria contained in the Act, is serving on the Audit Committee, it must disclose this fact and explain why it does not have such an expert. The Boards of Directors have determined that none of the members of the Audit Committee meet the technical requirements of the definition. Moreover, the Boards believe that for the following reasons it is not necessary for registered investment companies such as the Funds, with an audit committee that meets the New York Stock Exchange requirements of financial literacy, to have a "financial expert" as a member of the committee.

     1. The financial statements of and accounting principles applying to registered investment companies such as the Funds are relatively simple, straightforward and transparent compared to operating companies. The significant accounting issues are valuation of securities and other assets (regulated under the Investment Company Act of 1940 and computed daily), accrual of expenses, allocation of joint expenses shared with other entities such as insurance premiums and disclosures of all related party transactions. Equally important is a knowledge of the tax laws applying to registered investment companies. None of the accounting issues involving corporate America that have received recent publicity such as sophisticated derivative transactions and special purpose entities are present in financial reporting for registered investment companies.

     2. During the years that the Funds has been filing financial reports under the 1940 Act since their inception, there has never been a requirement for a financial report or statement to be restated.

     3. The current members of the Audit Committee have the experience of 23.5 years serving on this Audit Committee and in the Boards' judgement, through this experience and experience with other public corporation's financial affairs, they have an understanding of the relevant generally accepted accounting principles governing the Funds' financial statements, tax laws applying to the Funds, the Funds internal accounting controls and audit committee functions necessary to satisfy the objectives of the Sarbanes-Oxley Act with respect to the financial statements, auditing process and internal controls of the Funds.

     4. The Audit Committee has the capability of employing a consultant who satisfies the technical definition of a "financial expert" and will do so from time to time if circumstances warrant."


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this filing.

ITEM 5.  [RESERVED]

ITEM 6.  [RESERVED]

ITEM 7.  NOT APPLICABLE

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

     (a) As of June 18, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 18, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR/A is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report on Form N-CSR/A that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

10(a)(1)  Code of Ethics.

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

10(a)(3)  Not applicable.

10(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Money Market Funds, Inc.
            (Formerly: INVESCO Money Market Funds, Inc.)

By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date:  August 3, 2004


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investments Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date:  August 3, 2004


By:    /s/ SIDNEY M. DILGREN
       -------------------------------------------
       Sidney M. Dilgren
       Principal Financial Officer

Date:  August 3, 2004

                                  EXHIBIT INDEX

10(a)(1)      Code of Ethics.

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

10(a)(3)      Not applicable.

10(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.